Software, Equipment, And Property - Schedule of Software,Equipment and Property (Detail) - Cypress Holdings Inc And Subsidiaries [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total software, equipment, and property	$ 178,676	$ 161,007	$ 131,945
Less accumulated depreciation and amortization	(70,036)	(59,569)	(42,441)
Net software, equipment, and property	108,640	101,438	89,504
Software, Licenses and Database [Member]
Property, Plant and Equipment [Line Items]
Total software, equipment, and property	125,269	109,967	91,111
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total software, equipment, and property	29,510	27,733	22,229
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total software, equipment, and property	14,005	13,397	10,085
Furniture and Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Total software, equipment, and property	4,982	5,000	3,610
Building and Land [Member]
Property, Plant and Equipment [Line Items]
Total software, equipment, and property	$ 4,910	$ 4,910	$ 4,910